[THE AMERICAN FUNDS GROUP(R)]

INTERMEDIATE BOND FUND OF AMERICA

[photo:  trading room]
[photo:  clocks showing international time]

Semi-Annual Report for the Six Months Ended February 28, 1998

THE OBJECTIVE OF INTERMEDIATE BOND FUND OF AMERICA(R) is to earn current income, consistent with preservation of capital, within certain guidelines for quality and maturity. The fund invests primarily in a portfolio of bonds with effective maturities between three and 10 years that are rated in the two highest categories by Moody's (Aaa, Aa) or Standard & Poor's (AAA, AA), or in equivalent unrated securities.

These investments include:

*     U.S. government and federal agency securities
* Pass-through securities, such as mortgage- and asset-backed securities
*     High-quality corporate obligations

In pursuing its objective, the fund takes a middle course, seeking a higher yield than money market funds (which typically offer stable principal value) with less volatility than longer term bonds (which typically provide higher income).

Intermediate Bond Fund of America is one of the 28 mutual funds in The American Funds Group,(r) managed by Capital Research and Management Company. Since 1931, Capital has invested with a long-term focus based on thorough research and attention to risk.

AVERAGE ANNUAL COMPOUND RETURNS*            For the Periods Ended
                                            2/28/98         3/31/98

Ten years                                   +6.76%          +6.82%
Five years                                  +4.51%          +4.44%
One year                                    +2.43%          +3.15%

*Assumes reinvestment of all distributions and payment of the maximum 4.75% sales charge at the beginning of the stated periods. Sales charges are lower for accounts of $25,000 or more.

Fund results in this report were computed without a sales charge unless otherwise indicated. The fund's 30-day yield as of March 31, 1998, calculated in accordance with the Securities and Exchange Commission formula, was 5.17%. The fund's distribution rate as of that date was 5.93%. The SEC yield reflects income the fund expects to earn based on its current portfolio of securities, while the distribution rate is based solely on the fund's past dividends. Accordingly, the fund's SEC yield and distribution rate may differ.

THE FIGURES IN THIS REPORT REFLECT PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE SHORTER THE TIME PERIOD OF YOUR INVESTMENT, THE GREATER THE POSSIBILITY OF LOSS. FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR INSURED OR GUARANTEED BY, THE U.S. GOVERNMENT, ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION, OR ANY OTHER AGENCY, ENTITY OR PERSON.



FELLOW SHAREHOLDERS:

During the past six months, Intermediate Bond Fund of America benefited from a favorable bond market environment. Shareholders received monthly dividends totaling 44 cents per share, which represented a six-month income return of 3.32% with dividends reinvested (6.64% annualized) or 3.28% with dividends paid in cash (6.56% annualized).

In addition, the fund's net asset value increased 0.7% from $13.42 to $13.51. This increase, combined with monthly dividends, helped the fund to generate a six-month total return of 4.0%. During the same time frame, the unmanaged Salomon Brothers Broad Investment-Grade Medium Term Index had a total return of 4.7%. Unlike the fund, the index includes lower rated investment-grade securities and has a longer effective maturity.

SIGNIFICANT MARKET AND FUND PORTFOLIO CHANGES

After several years in the shadow of a record-breaking U.S. stock market, the bond market began gaining speed and investor popularity in late 1997. Favorable economic conditions - such as continued low inflation - created an attractive backdrop for bonds. The crisis in Southeast Asia encouraged more investors to seek a safe haven in U.S. bonds.

We continue to find particular value in mortgage-backed securities and increased the fund's holdings to 45% of net assets. To reduce the exposure to prepayments - the risk that borrowers may pay off mortgages early and return the principal payment to investors - we invest in a variety of mortgage-backed securities that have proven to be less susceptible to refinancing. A prime example is the fund's investment in commercial mortgage-backed securities, which include office, industrial, multi-family residence and retail mortgages. We also buy mortgage-backed securities of "seasoned" 30-year mortgages. These mortgages have been around long enough that the homeowners are less likely to refinance than those with newer mortgages.

Additionally, we increased the fund's holdings in adjustable-rate mortgages during the past six months. All of the fund's adjustable-rate mortgages are "seasoned" to protect the fund from increases in refinancing, such as those seen recently among relatively new adjustable-rate mortgages.

MARKET OUTLOOK

Fixed-income investors have many reasons to be positive about the current bond market. Inflation and interest rates remain low - even in this unprecedented eighth year of economic expansion - and the demand for quality U.S. bonds remains high.

How long these conditions will last, however, is difficult to predict. Indications are that pricing pressures may increase as corporate America tries to offset rising expenses. Already, wages have risen slightly due to increased business activity and a shrinking labor pool. On the other hand, the economic slowdown in Asia and the weakness in many Asian currencies should lower import prices and increase competition for domestic producers. Regardless of the current environment, we continue to encourage shareholders to base their investment decisions on their long-term goals instead of on short-term economic and market trends.

We will continue to watch the economic horizon on your behalf and look forward to reporting to you in more detail in six months.

Cordially,

/s/Paul G. Haaga, Jr.     /s/Abner D. Goldstine
Paul G. Haaga, Jr.        Abner D. Goldstine
Chairman of the Board     President

April 15, 1998



Intermediate Bond Fund of America
Investment Portfolio February 28, 1998
<begin pie chart>
Federal Agency Obligations--Non-Mortgage                        4.13%
Corporate Bonds                                                 7.65%
Governments (Excluding U.S. Government)                         2.64%
Cash & Equivalents                                              2.61%
Privately Originated Mortgage Obligations                      14.09%
Asset-Backed Obligations                                       18.56%
Federal Agency Mortgage Obligations                            31.33%
U.S. Treasury Securities                                       18.99%
<end pie chart>
                                                                                  Unaudited

Bonds & Notes                                               Principal      Market Percent
                                                              Amount        Value  of Net
Industrial & Service -  1.55%                                  (000)        (000)  Assets

BP America Inc. 10.00% 2018(1998)(1)                          $2,600       $2,751    0.20%
PacifiCorp Australia, LLC 6.15% 2008 (2)                      10,000        9,890      .73
Taiwan Semiconductor Manufacturing Co. Ltd. 0% convertible
 debentures 2002(2)                                            7,140        8,407      .62
                                                                     -----------------------
                                                                           21,048     1.55
                                                                     -----------------------
Transportation - 0.74%

Airplanes Pass Through Trust, pass-through certificates,Series 1,
 Class A-3, 6.095% 2015 (2001)(1),(3),(4)                     10,000       10,001      .74
                                                                     -----------------------


Utilities -  1.21%

Big Rivers Electric Corp. 9.50% 2017 (1998)(1)                10,000       10,496      .77
Texas Utilities Co., Series A, 6.20% 2002 (2)                  6,000        6,006      .44
                                                                     -----------------------
                                                                           16,502     1.21
                                                                     -----------------------
Financial Services -  4.15%

ABN AMRO Bank NV 7.55% 2006                                    2,000        2,150      .16
Barclays North American Capital Corp. 9.75% 2021 (2001)(1)     7,230        8,154      .60
Beverly Finance Corp. 8.36% 2004(2)                           10,000       10,845      .80
Corporate Property Investors:
 9.00% 2002(2)                                                 9,500       10,286
 7.75% 2004(2)                                                 2,000        2,101      .91
Deutsche Bank Financial Inc. 6.70% 2006                        2,000        2,044      .15
Dresdner Bank AG 6.625% 2005                                   2,000        2,022      .15
General Electric Capital Corp. 8.375% 2001                     1,500        1,598      .12
Town & Country Funding Corp. 5.85% 2000 (1998)(1)             15,000       14,966     1.10
Union Bank of Switzerland 7.25% 2006                           2,000        2,109      .16
                                                                     -----------------------
                                                                           56,275     4.15
                                                                     -----------------------

Collateralized Mortgage Obligations
 (Privately Originated)(4) -  14.09%

Bombardier Capital Mortgage Securitization,
 Series 1998-A, Class A4, 6.65% 2028                           3,000        2,977      .22
Chase Commercial Mortgage Securities Corp.:
 Series 1997-1, Class A1, 7.27%  2004                          4,793        4,967
 Series 1996-1, Class A1, 7.60% 2005                           1,916        2,031      .51
Chase Manhattan Bank, NA, Series 1993-I,
 Class 2A-5, 7.25% 2024                                        7,500        7,530      .55
CS First Boston Mortgage Securities Corp., Series 1995-AEW1,
 Class B, 7.182% 2027(3)                                       7,200        7,200      .53
DLJ Mortgage Acceptance Corp.:
 Series 1997-CF1, Class A-1A, 7.40% 2006 (2)                   6,695        6,996
 Series 1995-CF2, Class A-1B, 6.85% 2027 (2)                   5,000        5,133
 Series 1996-CF1, Class A-1A, 7.28% 2028                       2,647        2,736     1.10
GMAC Commercial Mortgage Securities Inc.,
 Series 1996-C1, Class A2A, 6.79% 2028                        16,668       17,111     1.26
J.P. Morgan Commercial Mortgage Finance Corp., pass-through
 certificates:
  Series 1995-C1, Class A-2, 7.403% 2010(3)                   18,155       18,968
  Series 1997-C4, Class A-1, 6.939% 2028                       1,744        1,770     1.53
Merrill Lynch Mortgage Investors Inc.:
 Series 1992B, Class A-3, 8.30% 2012                           6,448        6,498
 Series 1995-C2, Class A-1, 6.666% 2021(3)                     5,911        6,014
 Series 1995-C3, Class A-2, 6.847% 2025(3)                     5,180        5,293
 Series 1997-C1, Class A-1, 6.95% 2029                        13,525       13,897     2.34
Morgan Stanley Capital I Inc.:
 Series 1995-GA1, Class A1, 7.00% 2002(2)                      4,788        4,835
 Series 1998-WF1, Class A1, 6.12% 2007                        28,000       28,144
 Series 1997-HF1, Class B, 7.33% 2007 (2)                      9,000        9,454
 Series 1997-WF1, Class A1, 6.83% 2029 (2)                     9,330        9,563
 Series 1997-HF1, Class A2, 7.27% 2029 (2)                     8,000        8,439     4.45
Paine Webber CMO, Series O, Class 5, 9.50% 2019                4,656        5,108      .38
Prudential Home Mortgage Securities Co., Inc.:
 Series 1992-37, Class A-6, 7.00% 2022                         1,402        1,397
 Series 1992-33, Class A-12, 7.50% 2022                           27           27      .10
Structured Asset Securities Corp., Series 1996-CFL,
 Class A1-C, 5.944% 2028                                       3,547        3,530      .26
Westam Mortgage, Class 4-H, 8.95% 2018                        11,000       11,643      .86
                                                                     -----------------------
                                                                          191,261    14.09
                                                                     -----------------------

Asset-Backed Obligations(4) -  18.56%

Asset Backed Securities Investment Trust,
 Series 1997-D, 6.79% 2003(2)                                 20,000       20,020     1.47
Asset Securitization Corp.:
 Series 1997-D5, Class A-PS1, Interest Only,  1.005% 2041    120,190       13,032
 Series 1997-D5, Class A-1A,  6.50% 2041                       2,890        2,921     1.17
Bear Asset Trust Securities, Series 1997-1,
 Class A,  6.686% 2006(2)                                     10,000       10,023      .74
Blackrock Capital Finance LP, Series 1996-C2,
 Class A, 7.598% 2026(2)                                         250          250      .02
California Infrastructure PG&E-1:
 Series 1997-1, Class A6,  6.32% 2005                         12,250       12,361
 Series 1997-1, Class A7,  6.42% 2008                         22,700       23,041     2.61
Case Equipment Loan Trust 1995-A,  7.30% 2002                  1,956        1,968      .15
Chase Manhattan Credit Card Master Trust,
 Series 1996-4, Class A,  6.73% 2003                           6,000        6,064      .45
Chemical Financial Acceptance Corp., Series 1989-A, Class A,
 9.25% 1998                                                    6,117        6,127      .45
Equicredit Funding Trust, Series 1996-A,
 'Class A2, 6.95% 2012                                         5,500        5,553      .41
First Plus Home Loan Owner Trust:
 Series 1997-1, Class A-1, 6.05% 2004                            428          428
 Series 1997-1, Class A-2, 6.28% 2006                          1,450        1,450
 Series 1996-4, Class A-3, 6.28% 2009                          5,000        5,001
 Series 1997-1, Class A-3, 6.45% 2009                          3,900        3,908
 Series 1996-3, Class A-6, 7.60% 2014                         13,000       13,464
 Series 1997-1, Class A-6, 6.95% 2015                          9,000        9,140
 Series 1997-3, Class M-1, 7.32% 2023                          4,000        4,024     2.76
GCC Home Equity Trust, asset-backed certificates,
 Series 1990-1, Class A, 10.00% 2005                           1,694        1,709      .13
Green Tree Financial Corp., pass-through certificates:
 Series 1993-3, Class A5, 5.75% 2018                           9,420        9,349
 Series 1995-1, Class A3, 7.95% 2025                             793          794
 Series 1995-9, Class A4, 6.45% 2027                           4,250        4,277
 Series 1996-8, Class A4, 7.00% 2027                           5,000        5,069
 Series 1996-10, Class A4, 6.42% 2028                          3,500        3,524
 Series 1996-10, Class A5, 6.83% 2028                         14,000       14,249
 Series 1997-6, Class A5, 6.68% 2029                           5,000        5,078
 Series 1997-6, Class A6, 6.90% 2029                           3,000        3,062     3.34
Green Tree Home Improvement Loan Trust:
 Series 1996-C, Class HIA1, 6.45% 2021                            58           58
 Series 1997-D,  Class HIA1, 6.14% 2023                        3,517        3,522
 Series 1997-A,  Class HIA1, 6.30% 2023                          890          890
 Series 1997-D,  Class HIA3, 6.77% 2023                        5,000        5,039
 Series 1997-C,  Class HIA2, 6.46% 2028                        1,750        1,756      .83
IMC Home Equity Loan Trust, Series 1996-4,
 Class A1, 6.59% 2011                                            347          346      .02
Iroquois Trust, Series 1997-2,  Class A, 6.752% 2007 (2)       5,000        5,026      .37
The Money Store Home Equity Trust:
 Series 1996-B, Class A14, 7.35% 2012                          5,000        5,105
 Series 1996-C, Class A3, 7.07% 2016                           6,705        6,747      .87
Standard Credit Card Master Trust I, credit card
participation certificates:
 Series 1991-3, Class A, 8.875% 1999 (1998)(1)                 9,050        9,138
 Series 1991-6, Class A,  7.875% 2000 (1998)(1)               21,250       21,496     2.26
Structured Assets Notes Transactions, LTD,
 Series 1996-A, Class A1, 7.156% 2003(2)                       6,814        6,857      .51
                                                                     -----------------------
                                                                          251,866    18.56
                                                                     -----------------------

Governments (Excluding U.S. Government) &
Government Authorities -  2.64%

British Columbia Hydro & Power Authority 12.50% 2013 (1998)(   2,000        2,140      .16
Canadian Government 6.125% 2002                                7,000        7,084      .52
Finland (Republic of) Debentures 9.625% 2028 (1998)(1)        10,639       11,119      .82
Ontario (Province of):
 7.75% 2002                                                    8,000        8,512
 11.50% 2013 (1998)(1)                                         3,000        3,139      .86
Victoria (Territory of) Public Authorities Finance Agency
 8.45% 2001                                                    3,500        3,785      .28
                                                                     -----------------------
                                                                           35,779     2.64
                                                                     -----------------------

Federal Agency Mortgage Pass-Through Obligations(4) -  26.29%

Fannie Mae (formerly Federal National Mortage Assn.):
 6.00% 2013                                                    6,750        6,657
 6.19% 2033 (3)                                               14,680       14,731
 6.50% 2013-2028                                              14,750       14,719
 7.00% 2008-2028                                              25,923       26,293
 7.50% 2009-2023                                              19,172       19,773
 8.00% 2002-2005                                               1,463        1,494
 8.277% 2002(3)                                                8,199        8,536
 8.50% 2008-2027                                              12,225       12,883
 9.00% 2001-2022                                              11,818       12,681
 9.50% 2009-2022                                               8,905        9,532
 10.00% 2017-2025                                             19,148       20,949
 10.50% 2004-2020                                              1,446        1,599
 11.00% 2000-2020                                              2,608        2,915
 12.25% 2013                                                      16           17    11.26
Freddie Mac (formerly Federal Home Loan Mortgage Corp.):
 6.00% 2013                                                    2,250        2,220
 6.50% 2013                                                    7,000        7,026
 7.00% 2008                                                    3,287        3,356
 8.00% 2003-2017                                               5,201        5,443
 8.50% 2008-2021                                               7,098        7,438
 8.75% 2008-2009                                                 963        1,008
 9.50% 2010-2013                                               1,819        1,921
 10.00% 2004-2019                                             17,031       18,530
 11.00% 2018                                                      48           54
 12.00% 2013                                                     188          214
 12.50% 2013-2015                                              1,398        1,645
 12.75% 2019                                                      46           54     3.60
Government National Mortgage Assn.:
 6.50% 2028                                                      995          986
 7.00% 2007-2024(3)                                           64,973       66,571
 7.375% 2016-2024(3)                                          20,377       20,912
 8.00% 2023                                                    1,031        1,084
 8.50% 2007-2023                                              17,798       19,083
 9.00% 2008-2025                                              13,174       14,212
 9.50% 2009-2021                                              19,848       21,626
 9.75% 1999                                                       23           23
 10.00% 2019                                                   8,226        9,206
 10.25% 2012                                                     257          281
 10.50% 2019                                                     124          140
 11.00% 2010-2019                                                308          357
 11.50% 2010-2013                                                130          152
 12.50% 2010-2014                                                406          484    11.43
                                                                     -----------------------
                                                                          356,805    26.29
                                                                     -----------------------

Federal Agency Collateralized Mortgage Obligations(4) - 5.04%

Fannie Mae:
 Series 91-50, Class H, 7.75% 2006                            13,092       13,562
 Series 91-146, Class Z, 8.00% 2006                            3,726        3,865
 Trust D2, 11.00% 2009                                         3,247        3,698
 Series 97-41, Class B, 7.25% 2014                             7,967        8,037
 Series 88-16, Class B, 9.50% 2018                               572          619
 Series 90-93, Class G, 5.50% 2020                             3,167        3,058
 Series 91-78, Class PK, 8.50% 2020                            8,785        9,071
 Series 90-21, Class Z, 9.00% 2020                            19,225       20,492     4.60
Freddie Mac:
 Series 1539, Class PL, 6.50% 2008                             2,000        2,026
 Series 83-B, Class 3, 12.50% 2013                               111          140
 Series 76, Class F, 9.125% 2020                               1,715        1,754
 Series 1567, Class A, 6.09% 2023(3)                           2,172        2,060      .44
                                                                     -----------------------
                                                                           68,382     5.04
                                                                     -----------------------

Federal Agency Obligations--Non-Mortgage -  4.13%

Federal Home Loan Bank Notes:
 6.16% 2004                                                   15,000       14,784
 6.27% 2004                                                    3,000        2,971     1.31
Freddie Mac Notes:
 5.78% 2003                                                    2,000        1,960
 6.30% 2003                                                    6,000        5,943
 6.39% 2003                                                    2,000        1,988
 6.50% 2003                                                    2,000        1,992
 6.61% 2003                                                   16,650       16,608
 6.19% 2004                                                   10,000        9,850     2.82
                                                                     -----------------------
                                                                           56,096     4.13
                                                                     -----------------------


U.S. Treasury Obligations -  18.99%

9.125% May 1999                                                9,000        9,368      .69
6.75% June 1999                                                5,500        5,584      .41
7.125% February 2000                                           4,250        4,374      .32
8.00% May 2001                                                 8,000        8,555      .63
13.375% August 2001                                           16,750       20,843     1.53
10.75% February 2003                                           5,000        6,096      .45
10.75% May 2003                                               21,750       26,715     1.97
11.125% August 2003                                           12,500       15,676     1.16
7.25% May 2004                                                60,706       65,771     4.85
7.25% August 2004                                             12,750       13,844     1.02
11.625% November 2004                                         29,500       39,138     2.88
6.50% May 2005                                                11,750       12,310      .91
3.375% January 2007 (5)                                        5,091        4,969      .37
6.250% February 2007                                          17,500       18,164     1.34
10.375% November 2009                                          5,000        6,261      .46
                                                                     -----------------------
                                                                          257,668    18.99
                                                                     -----------------------
TOTAL BONDS & NOTES (cost: $1,306,098,000)                              1,321,683    97.39
                                                                     -----------------------


Short-Term Securities

Commercial Paper -  7.47%

American Express Credit Corp.:
 5.50% due 3/12/98                                            15,000       14,973
 5.49% due 3/17/98                                            10,000        9,974     1.84
Bell Atlantic Financial Services, Inc.:
 5.52% due 3/3/98                                             10,000        9,995
 5.47% due 3/17/98                                            10,000        9,974     1.47
General Electric Capital Corp. 5.68% due 3/2/98               36,500       36,489     2.69
Lucent Technologies Inc.:
 5.47% due 3/6/98                                             10,000        9,991
 5.48% due 4/27/98                                            10,000        9,912     1.47
                                                                     -----------------------
TOTAL SHORT-TERM SECURITIES (cost: $101,308,000)                          101,308     7.47
                                                                     -----------------------
TOTAL INVESTMENT SECURITIES (cost: $1,407,406,000)                      1,422,991   104.86

Excess of payables over cash and receivables                               65,881     4.86
                                                                     -----------------------
Net Assets                                                             $1,357,110  100.00%
                                                                        =========  ======


(1) Valued in the market on the basis of its effective maturity -- that is, the date at which the security is expected to be called or refunded by the issuer or the date at which the investor can put the security to the issuer for redemption. Effective maturity date is shown in parentheses.

(2) Purchased in a private placement transaction;
resale may be limited to qualified institutional buyers;
resale to the public may require registration.

(3) Coupon rate may change periodically.

(4) Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made.
Therefore, the effective maturity is shorter than the stated maturity.

(5) Index-linked bond whose principal amount moves with a government retail price index.


See Notes to Financial Statements


Intermediate Bond Fund of America
Financial Statements                                                          Unaudited
----------------------------------------                        ------------ -----------
Statement of Assets and Liabilities
at February 28, 1998                                             (dollars in thousands)
----------------------------------------                        ------------ -----------
Assets:
Investment securities at market
 (cost:  $1,407,406)                                                         $1,422,991
Receivables for -
 Sales of investments                                                  $ 160
 Sales of fund's shares                                                2,699
 Accrued interest                                                     13,307     16,166
                                                                ------------ -----------
                                                                              1,439,157
Liabilities:                                                                 -----------
Payables for -
 Purchases of investments                                             74,621
 Repurchases of fund's shares                                          4,546
 Dividends payable                                                     1,658
 Management services                                                     421
 Accrued expenses                                                        801     82,047
                                                                ------------ -----------
Net Assets at February 28, 1998 -
Equivalent to $13.51 per share on 100,456,509 shares
 of beneficial interest issued and outstanding;
 unlimited shares authorized                                                 $1,357,110
                                                                              =========

Statement of Operations                                                       Unaudited
for the six months ended February 28, 1998                       (dollars in thousands)
                                                                ------------ -----------
Investment Income:
Income:
 Interest                                                                      $ 46,518

Expenses:
 Management services fee                                               2,627
 Distribution expenses                                                 1,913
 Transfer agent fee                                                      429
 Reports to shareholders                                                  83
 Registration statement and prospectus                                    50
 Postage, stationery and supplies                                         94
 Trustees' fees                                                           10
 Auditing and legal fees                                                  42
 Custodian fee                                                            16
 Taxes other than federal income tax                                      20
 Other expenses                                                           45      5,329
                                                                ------------ -----------
Net investment income                                                            41,189
                                                                             -----------
Realized Gain and Unrealized
 Appreciation on Investments:
Net realized gain                                                                 1,263
Net unrealized appreciation on investments:
 Beginning of period                                                   6,084
 End of period                                                        15,585
                                                                ------------
  Net unrealized appreciation on investments                                      9,501
                                                                             -----------
 Net realized gain and unrealized appreciation
  on investments                                                                 10,764
                                                                             ------------
Net Increase in Net Assets Resulting
 from Operations                                                                $51,953
                                                                              =========
See Notes to Financial Statements


Statement of Changes in Net
 Assets                                                          (dollars in thousands)
----------------------------------------                      --------------------------
                                                              Six months endeYear ended
                                                                February 28, August 31,
                                                                       1998*       1997
Operations:                                                   -------------------------
Net investment income                                             $   41,189 $   88,644
Net realized gain (loss) on investments                                1,263     (9,914)
Net unrealized appreciation on investments                             9,501     25,828
                                                              --------------------------
 Net increase in net assets
  resulting from operations                                           51,953    104,558
                                                              --------------------------


Dividends Paid From Net Investment Income                            (42,823)   (87,766)
                                                              --------------------------
Capital Share Transactions:
Proceeds from shares sold: 20,476,253 and 45,770,888
  shares, respectively                                               276,556    612,621
Proceeds from shares issued in
 reinvestment of net investment income
 dividends:
 2,442,336 and 4,954,744 shares, respectively                         32,938     66,280
Cost of shares repurchased:
 22,191,041 and 58,792,101
 shares, respectively                                               (299,549)  (786,616)
                                                              --------------------------
 Net increase (decrease) in net assets resulting from
  capital share transactions                                           9,945   (107,715)
                                                              --------------------------
Total Increase (Decrease) in Net Assets                               19,075    (90,923)

Net Assets:
Beginning of period                                                1,338,035  1,428,958
                                                              --------------------------
End of period (including undistributed
 net investment income of $2,603 and
 $4,237, respectively)                                            $1,357,110 $1,338,035
                                                               ============= =============

*Unaudited
See Notes to Financial Statements

INTERMEDIATE BOND FUND OF AMERICA
Notes to Financial Statements Unaudited

1. Intermediate Bond Fund of America (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income, consistent with preservation of capital, within certain guidelines for quality and maturity. The following paragraphs summarize the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

    Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by the Board of Trustees.

As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. In the event the fund purchases securities on a delayed-delivery or "when-issued" basis, it will segregate with its custodian liquid assets in an amount sufficient to meet its payment obligations in these transactions. Realized gains and losses from securities transactions are reported on an identified cost basis. Interest income is reported on the accrual basis. Discounts and premiums on securities purchased are amortized. Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly.

2. It is the fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

    As of February 28, 1998, net unrealized appreciation on investments for book and federal income tax purposes aggregated $15,585,000, of which $22,187,000 related to appreciated securities and $6,602,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the six months ended February 28, 1998. The fund had available at August 31, 1997 a net capital loss carryforward of $85,565,000 which may be used to offset capital gains realized during subsequent years through 2005 and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. It is the intention of the fund not to make distributions from capital gains while there is a capital loss carryforward. The cost of portfolio securities for book and federal income tax purposes was $1,407,406,000 at February 28, 1998.

3. The fee of $2,627,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company (CRMC), with which certain officers and Trustees of the fund are affiliated. The Investment Advisory and Service Agreement provides for monthly fees, accrued daily, based on an annual rate of 0.30% of the first $60 million of average net assets; 0.21% of such assets in excess of $60 million but not exceeding $1 billion; 0.18% of such assets in excess of $1 billion but not exceeding $3 billion; and 0.16% of such assets in excess of $3 billion; plus 3.00% on the first $3,333,333 of the fund's monthly gross investment income; 2.50% of such income in excess of $3,333,333 but not exceeding $8,333,333; and 2.00% of such income in excess of $8,333,333.

    Pursuant to a Plan of Distribution, the fund may expend up to 0.30% of its average net assets annually for any activities primarily intended to result in sales of fund shares, provided the categories of expenses for which reimbursement is made are approved by the fund's Board of Trustees. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. As of February 28, 1998, accrued and unpaid distribution expenses were $669,000.

    American Funds Service Company (AFS), the transfer agent for the fund, was paid a fee of $429,000. American Funds Distributors, Inc. (AFD), the principal underwriter of the fund's shares, received $601,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's shares. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying statement of operations.

    Trustees who are unaffiliated with CRMC may elect to defer part or all of the fees earned for services as members of the Board. Amounts deferred are not funded and are general unsecured liabilities of the fund. As of February 28, 1998, aggregate amounts deferred and earnings thereon were $73,000.

    CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Certain Trustees and officers of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. As of February 28, 1998, accumulated net realized loss on investments was $91,464,000 and paid-in capital was $1,430,386,000.

    The fund made purchases and sales of investment securities, excluding short-term securities, of $321,755,000 and $322,264,000, respectively, during the six months ended February 28, 1998.

    Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $16,000 was paid by these credits rather than in cash.


PER-SHARE DATA AND RATIOS
--------------------------------    ---------------------------------------------------
                                    Six Months
                                        Ended      Year   ended  August     31
                                    February 2-----------------------------------------
                                     1998 (1)      1997     1996    1995   1994    1993
                                    ---------------------------------------------------
Net Asset Value, Beginning
 of Period                           $13.42    $13.26    $13.52  $13.38  $14.64 $ 14.28
                                    ---------------------------------------------------

Income from Investment
 Operations:
  Net investment income                    .42      .86     .88     .93    .95    1.00
  Net realized and unrealized
   gain (loss) on investments              .11      .15    (.27)    .13  (1.20)    .37
   Total from investment            ---------------------------------------------------
    operations                             .53      1.01     .61    1.06  (.25)    1.37
                                    ---------------------------------------------------
Less Distributions:
 Dividends from net investment
  income                                 (.44)     (.85)   (.87)   (.92)  (.94)  (1.01)
 Distributions from net realized
  gains                                    --        --      --      --   (.07)     --
                                    ---------------------------------------------------
   Total distributions                   (.44)     (.85)   (.87)   (.92) (1.01)  (1.01)
                                    ---------------------------------------------------
Net Asset Value, End of Period       $  13.51   $ 13.42  $13.26  $13.52 $13.38 $ 14.64
                                    ===================================================
Total Return (2)                      4.00%(3)    7.83%    4.63%   8.33%(1.80%)   9.95%

Ratios/Supplemental Data:
 Net assets, end of period (in
  millions)                            $1,357    $1,338  $1,429  $1,501 $1,626  $1,686
 Ratio of expenses to average
  net assets                              .40%(3)   .82%    .80%    .78%   .83%    .82%
 Ratio of net income to
  average net assets                    3.09%(3)  6.40%    6.53%   6.96%  6.79%   7.00%
 Portfolio turnover rate              29.33%(3)  41.55%  48.25 %  71.91% 52.94%  42.59%

(1) Unaudited
(2) Excludes maximum sales charge of
4.75%.
(3) Based on operations for the period
shown and, accordingly, not
representative of a full year's
operations.


[The American Funds Group(r)]

OFFICES OF THE FUND AND OF THE
INVESTMENT ADVISER, CAPITAL RESEARCH
AND MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, California 90071-1443

135 South State College Boulevard
Brea, California 92821-5804

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 2205
Brea, California 92822-2205

P.O. Box 659522
San Antonio, Texas 78265-9522

P.O. Box 6007
Indianapolis, Indiana 46206-6007

P.O. Box 2280
Norfolk, Virginia 23501-2280

CUSTODIAN OF ASSETS
The Chase Manhattan Bank
One Chase Manhattan Plaza
New York, New York 10081-0001

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, California 90071-2371

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, California 90071-1462

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY, TOLL-FREE, AT 800/421-0180 OR VISIT WWW.AMERICANFUNDS.COM ON THE WORLD WIDE WEB.

This report is for the information of shareholders of Intermediate Bond Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 1998, this report must be accompanied by an American Funds Group Statistical Update for the most recently completed calendar quarter.

Printed on recycled paper
Litho in USA SG/GRS/3750
Lit. No. IBFA-013-0498